INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes	$ (2,932)	$ (3,385)
Taxes under statutory US tax rates	(616)	(1,202)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(92)	1,346
Foreign tax rate differential		1
Non-deductible changes in derivative liability and share based transactions	857
State taxes	(149)	(145)
Income tax expense